Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan [Abstract]
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans
The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2017	2016	2017	2016	2017	2016	2017	2016
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.97%	4.35%	2.45%	2.53%	3.97%	4.35%	2.50%	2.60%
Rate of compensation increase	N/A	N/A	3.02	3.60	3.00	3.00	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(4,274)	$(4,177)	$(1,248)	$(1,147)	$(169)	$(184)	$(2)	$(4)
Service cost	—	—	(31)	(29)	(1)	(1)	—	—
Interest cost	(180)	(182)	(33)	(36)	(7)	(8)	—	—
Employee contributions	—	—	(1)	(1)	—	—	—	—
Actuarial (loss) gain	(165)	(106)	88	(221)	(10)	9	(1)	1
Benefits paid	214	191	31	23	12	15	—	—
Foreign exchange adjustment	N/A	N/A	(128)	163	N/A	N/A	(1)	1
Benefit obligation at end of period	(4,405)	(4,274)	(1,322)	(1,248)	(175)	(169)	(4)	(2)
Change in fair value of plan assets
Fair value at beginning of period	4,906	4,689	1,090	1,014	97	92	—	—
Actual return on plan assets	783	387	128	162	10	5	—	—
Employer contributions	21	21	93	87	12	15	—	—
Employee contributions	—	—	1	1	—	—	—	—
Benefit payments	(214)	(191)	(31)	(23)	(12)	(15)	—	—
Foreign exchange adjustment	N/A	N/A	112	(151)	N/A	N/A	—	—
Fair value at end of period	5,496	4,906	1,393	1,090	107	97	—	—
Funded status at end of period	$1,091	$632	$71	$(158)	$(68)	$(72)	$(4)	$(2)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$1,294	$1,656	$255	$461	$97	$96	$(1)	$(2)
Prior service cost (credit)	—	—	1	—	(49)	(59)	—	—
Total (before tax effects)	$1,294	$1,656	$256	$461	$48	$37	$(1)	$(2)

(a)	The benefit obligation for pension benefits is the projected benefit obligation, and for healthcare benefits, it is the accumulated benefit obligation.

Net Periodic Benefit (Credit) Cost

Net periodic benefit cost (credit)	Pension Benefits							Healthcare Benefits
	Domestic				Foreign			Domestic			Foreign
(dollar amounts in millions)	2017	2016	2015	(a)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$5,026	$4,830	$4,696		$994	$994	$959	$102	$97	$92	N/A	N/A	N/A
Discount rate	4.35%	4.48%	4.13%		2.53%	3.45%	3.33%	4.35%	4.48%	4.13%	2.60%	3.60%	3.10%
Expected rate of return on plan assets	6.625	7.00	7.25		4.61	5.35	5.25	6.625	7.00	7.25	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	3.00		3.60	3.51	3.29	3.00	3.00	3.00	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$—	$—	$30		$31	$29	$32	$1	$1	$1	$—	$—	$—
Interest cost	180	182	170		33	36	38	7	8	8	—	—	—
Expected return on assets	(325)	(330)	(333)		(50)	(51)	(51)	(7)	(7)	(6)	—	—	—
Amortization of:
Prior service (credit) cost	—	—	(1)		—	1	—	(10)	(10)	(10)	—	—	—
Net actuarial loss	67	69	111		35	17	23	6	8	10	—	—	—
Settlement loss	2	2	1		—	1	—	—	—	—	—	—	—
Curtailment (gain)	—	—	(30)		—	—	—	—	—	—	—	—	—
Net periodic benefit cost (credit)	$(76)	$(77)	$(52)		$49	$33	$42	$(3)	$—	$3	$—	$—	$—

(a)
As a result of the amendment to the U.S. pension plans, liabilities were re-measured as of Jan. 29, 2015 at a discount rate of 3.73% and the market-related value of plan assets was $4,713 million at Jan. 29, 2015.

Changes in Other Comprehensive (Income) Loss

Changes in other comprehensive (income) loss in 2017	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$(293)	$(169)	$7	$1
Recognition of prior years’ net (loss)	(69)	(35)	(6)	—
Recognition of prior years’ service (cost) credit	—	—	10	—
Foreign exchange adjustment	N/A	(1)	N/A	—
Total recognized in other comprehensive (income) loss (before tax effects)	$(362)	$(205)	$11	$1

Amounts Expected to be Recognized in Net Periodic Benefit Cost Income

Amounts expected to be recognized in net periodic benefit cost (income) in 2018 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Loss recognition	$68	$22	$7	$—
Prior service (credit) recognition	—	—	(9)	—

Defined Benefit Plan Funded Status of Plan

	Domestic		Foreign
(in millions)	2017	2016	2017	2016
Pension benefits:
Prepaid benefit cost	$1,282	$836	$134	$—
Accrued benefit cost	(191)	(204)	(63)	(158)
Total pension benefits	$1,091	$632	$71	$(158)
Healthcare benefits:
Accrued benefit cost	$(68)	$(72)	$(4)	$(4)
Total healthcare benefits	$(68)	$(72)	$(4)	$(4)

Plan with Obligations in Excess of Plan Assets

Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2017	2016	2017	2016
Projected benefit obligation	$191	$224	$68	$149
Accumulated benefit obligation	191	224	61	142
Fair value of plan assets	—	20	25	76

Benefit Payments for BNY Mellon's Pension and Healthcare Plans expected to be Paid
The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid over the next 10 years:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2018	$280	$20
	2019	262	19
	2020	260	19
	2021	262	22
	2022	259	23
	2023-2027	1,303	137
Total pension benefits		$2,626	$240
Healthcare benefits:
Year	2018	$13	$—
	2019	13	—
	2020	13	—
	2021	13	—
	2022	12	—
	2023-2027	55	1
Total healthcare benefits		$119	$1

Pension Investment Asset Allocation
Our pension assets were invested as follows at Dec. 31, 2017 and Dec. 31, 2016:

Asset allocations	Domestic		Foreign
	2017	2016	2017	2016
Equities	63%	58%	51%	52%
Fixed income	33	36	33	29
Private equities	1	1	—	—
Alternative investment	2	3	9	3
Real estate	—	—	4	4
Cash	1	2	3	12
Total pension benefits	100%	100%	100%	100%

Pension Plan Investment Assets Measured at Fair Value on Recurring Basis
The following tables present the fair value of each major category of plan assets as of Dec. 31, 2017 and Dec. 31, 2016, by captions and by ASC 820, Fair Value Measurement, valuation hierarchy. Beginning in 2017, we refined the methodology used to determine the level of the three-level valuation hierarchy for certain domestic plan assets which resulted in a portion of sovereign debt being transferred from Level 2 to Level 1. Prior period amounts were not adjusted.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,815	$—	$—	$1,815
Non-U.S. equity	243	—	—	243
Collective trust funds:
Commingled	—	193	—	193
U.S. equity	—	1,389	—	1,389
Fixed income:
U.S. Treasury securities	452	—	—	452
U.S. government agencies	—	48	—	48
Sovereign government obligations	5	6	—	11
U.S. corporate bonds	—	910	—	910
Other	—	100	—	100
Mutual funds	163	—	—	163
Exchange-traded funds	—	—	—	—
Total domestic plan assets in the fair value hierarchy	$2,678	$2,646	$—	$5,324
Other assets measured at NAV:
Funds of funds				129
Venture capital and partnership interests				43
Total domestic plan assets, at fair value				$5,496

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$434	$277	$—	$711
Sovereign/government obligation funds	—	104	—	104
Corporate debt funds	—	345	—	345
Cash and currency	41	—	—	41
Total foreign plan assets in the fair value hierarchy	$475	$726	$—	$1,201
Other assets measured at NAV				192
Total foreign plan assets, at fair value				$1,393

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,493	$—	$—	$1,493
Non-U.S. equity	137	—	—	137
Collective trust funds:
Commingled	—	367	—	367
U.S. equity	—	1,115	—	1,115
Fixed income:
U.S. Treasury securities	523	—	—	523
U.S. government agencies	—	66	—	66
Sovereign government obligations	—	7	—	7
U.S. corporate bonds	—	823	—	823
Other	—	48	—	48
Mutual funds	135	—	—	135
Exchange-traded funds	6	—	—	6
Total domestic plan assets in the fair value hierarchy	$2,294	$2,426	$—	$4,720
Other assets measured at NAV:
Funds of funds				138
Venture capital and partnership interests				48
Total domestic plan assets, at fair value				$4,906

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$371	$207	$—	$578
Sovereign/government obligation funds	—	95	—	95
Corporate debt funds	—	208	17	225
Cash and currency	120	—	—	120
Total foreign plan assets in the fair value hierarchy	$491	$510	$17	$1,018
Other assets measured at NAV				72
Total foreign plan assets, at fair value				$1,090

Rolforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy
The tables below present a rollforward of the plan assets for the years ended Dec. 31, 2017 and Dec. 31, 2016 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2017
(in millions)	Corporate debt funds
Fair value at Dec. 31, 2016	$17
Transfers out of Level 3	(20)
Total gains or (losses) included in plan assets	3
Fair value at Dec. 31, 2017	$—
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period	$—

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2016
(in millions)	Corporate debt funds
Fair value at Dec. 31, 2015	$19
Total gains or (losses) included in plan assets	(2)
Fair value at Dec. 31, 2016	$17
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period	$(2)

Pension Plan Assets Valued Using Net Asset Value

Assets valued using NAV at Dec. 31, 2017
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$152	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	128	49	N/A	N/A
Property funds (c)	51	—	Monthly	0-90 days
Corporate debt	20	—	N/A	N/A
Other contracts (d)	13	—	N/A	N/A
Total	$364	$49

Assets valued using NAV at Dec. 31, 2016
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$158	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	48	8	N/A	N/A
Property funds (c)	40	—	Daily-Quarterly	0-90 days
Other contracts (d)	12	—	N/A	N/A
Total	$258	$8

(a)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

(b)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.

(c)	Property funds include funds invested in regional real estate vehicles that hold direct interest in real estate properties.

(d)	Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.